UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-2183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, P.O. Box 15189, Springfield, MA 01115-5189

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, P.O. Box 15189, Springfield, MA 01115-5189

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Adviser Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189 Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Transfer Agent & Registrar DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374 Internet Website www.babsoncapital.com/mci
Counsel to the Trust Ropes & Gray LLP Boston, Massachusetts 02110 Custodian State Street Bank and Trust Company Boston, Massachusetts 02116	Babson Capital Corporate Investors c/o Babson Capital Management LLC 1500 Main Street, Suite 2200 Springfield, Massachusetts 01115 (413) 226-1516

Investment Objective and Policy
Babson Capital Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.
Form N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http:// www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mci; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital. com/mci; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Corporate Investors

TO OUR SHAREHOLDERS

July 31, 2013

We are pleased to present the June 30, 2013 Quarterly Report of Babson Capital Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on August 16, 2013 to shareholders of record on August 5, 2013. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 31 cents per share of net investment income for the second quarter of 2013, compared to 31 cents per share in the previous quarter.

During the second quarter, the net assets of the Trust decreased to $267,509,124 or $13.85 per share compared to $268,758,554 or $13.94 per share on March 31, 2013. This translates into a 1.5% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 17.4%, 15.6%, 11.0%, 13.5%, and 13.4% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 3.0% during the quarter, from $16.34 per share as of March 31, 2013 to $15.85 per share as of June 30, 2013. The Trust’s market price of $15.85 per share equates to a 14.4% premium over the June 30, 2013 net asset value per share of $13.85. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 21.6%, 13.6% and 12.6%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 3.1% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, decreased 1.4% for the quarter.

The Trust closed three new private placement investments and three “follow-on” investments in existing portfolio companies during the second quarter. The three new investments were in ARI Holding Corporation, CG Holdings Manufacturing Company and Hi-Rel Group LLC, while the three follow-on investments were in F G I Equity LLC, K & N Parent, Inc. and Safety Infrastructure Solutions. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these six transactions was $12,417,763.

U.S. middle market buyout activity continued at a sluggish pace during the second quarter of 2013. In fact, the level of private equity backed deals completed in the first half of 2013 was at its lowest level since 2009. While there is a shortage of quality deal flow, there is plenty of equity capital and senior and mezzanine debt looking to be invested. The result is that attractive companies are being aggressively pursued by buyers and lenders alike, pushing both purchase price multiples and leverage levels up. As we head into the third quarter of 2013, most market participants expect deal flow to improve over the remainder of the year. We currently have a number of deals under review and hope that our new investment activity in the second half of the year will exceed that of the first half of the year. We continue to be cautious, though, in light of the more aggressive leverage multiples and mezzanine pricing we are seeing in the market. We intend to maintain the same discipline and investment philosophy, based on taking prudent levels of risk and getting paid appropriately for the risks taken, that has served us well for so many years.

The quality of the Trust’s existing portfolio remained solid through the second quarter. We are pleased that sales and earnings for the Trust’s portfolio as a whole continued their upward momentum. We had no exits from the portfolio in the second quarter, but we have a healthy backlog of companies in the process of being sold and expect the second half of the year to be active for realizations. On the negative side of the ledger, however, we saw refinancing activity in the portfolio continue at a high level in the second quarter. These transactions, in which the debt instruments held by the Trust were fully or partially prepaid, are being driven by companies seeking to take advantage of low interest rates and plentiful credit. We had six portfolio companies fully or partially prepay the Trust’s debt holdings in the second quarter, on top of eight in the first quarter. As mentioned in prior reports, the loss of these income-producing investments, unless replaced by new investments, could adversely affect the Trust’s ability to sustain its dividend level in the quarters ahead.

(Continued)

Thank you for your continued interest in and support of Babson Capital Corporate Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Capital Corporate Investors

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $239,754,703)	$229,200,275
Corporate restricted securities at market value
(Cost - $25,379,731)	25,429,009
Corporate public securities at market value
(Cost - $28,119,151)	29,247,792
Short-term securities at amortized cost	3,500,000
Total investments (Cost - $296,753,585)	287,377,076
Cash	9,408,260
Interest receivable	3,125,104
Other assets	23,568
Total assets	299,934,008
Liabilities:
Note payable	30,000,000
Deferred tax liability	1,018,282
Investment advisory fee payable	835,966
Tax Payable	252,820
Interest payable	202,400
Accrued expenses	115,416
Total liabilities	32,424,884
Total net assets	$267,509,124

Net Assets:
Common shares, par value $1.00 per share	$19,319,200
Additional paid-in capital	111,801,788
Retained net realized gain on investments, prior years	128,487,422
Undistributed net investment income	9,428,094
Accumulated net realized gain on investments	8,867,411
Net unrealized depreciation of investments	(10,394,791)

Total net assets	$267,509,124

Common shares issued and outstanding (28,054,782 authorized)	19,319,200

Net asset value per share	$13.85

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2013
(Unaudited)

Investment Income:
Interest	$14,208,607
Dividends	297,071
Other	262,235
Total investment income	14,767,913

Expenses:
Investment advisory fees	1,675,836
Interest	792,000
Trustees’ fees and expenses	240,000
Professional fees	125,571
Reports to shareholders	45,000
Custodian fees	16,800
Other	17,550
Total expenses	2,912,757

Investment income - net	11,855,156

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	3,047,122
Income tax expense	(3,162)
Net realized gain on investments after taxes	3,043,960
Net change in unrealized depreciation of investments before taxes	(138,104)
Net change in deferred income tax expense	(116,242)
Net change in unrealized depreciation of investments after taxes	(254,346)

Net gain on investments	2,789,614

Net increase in net assets resulting from operations	$14,644,770

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors

CONSOLIDATED STATEMENT OF CASH FLOWS
For the six months ended June 30, 2013
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$4,508,688
Purchases of portfolio securities	(41,946,894)
Proceeds from disposition of portfolio securities	46,250,835
Interest, dividends and other income received	12,895,857
Interest expense paid	(792,000)
Operating expenses paid	(2,156,159)
Income taxes paid	(1,987,142)
Net cash provided by operating activities	16,773,185

Cash flows from financing activities:
Cash dividends paid from net investment income	(13,481,609)
Receipts for shares issued on reinvestment of dividends	1,271,702
Net cash used for financing activities	(12,209,907)

Net increase in cash	4,563,278
Cash - beginning of year	4,844,982

Cash - end of period	$9,408,260

Reconciliation of net increase in net assets to net cash provided by operating activities:

Net increase in net assets resulting from operations	$14,644,770
Decrease in investments	4,914,985
Increase in interest receivable	(982,876)
Decrease in receivable for investments sold	122,631
Increase in other assets	(23,185)
Increase in deferred tax liability	116,242
Increase in investment advisory fee payable	31,659
Decrease in tax payable	(1,983,980)
Increase in accrued expenses	(67,061)
Total adjustments to net assets from operations	2,128,415
Net cash provided by operating activities	$16,773,185

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	06/30/2013	year ended
	(Unaudited)	12/31/2012
Increase in net assets:
Operations:
Investment income - net	$11,855,156	$24,510,117
Net realized gain on investments after taxes	3,043,960	5,288,921
Net change in unrealized depreciation of investments after taxes	(254,346)	7,904,425
Net increase in net assets resulting from operations	14,644,770	37,703,463

Increase from common shares issued on reinvestment of dividends
Common shares issued (2013 - 79,527; 2012 - 169,463)	1,271,702	2,676,531

Dividends to shareholders from:
Net investment income (2013 - $0.30 per share; 2012 - $1.25 per share)	(5,785,740)	(24,075,541)
Net realized gains (2013 - $0.00; 2012 - $0.05 per share)	—	(869,595)
Total increase in net assets	10,130,732	15,434,858

Net assets, beginning of year	257,378,392	241,943,534

Net assets, end of period/year (including undistributed net investment
income of $9,428,094 and $3,358,678, respectively)	$267,509,124	$257,378,392

See Notes to Consolidated Financial Statements

Babson Capital Corporate Investors

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the six months
	ended 06/30/2013		For the years ended December 31,
	(Unaudited)		2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value:
Beginning of year	$13.38		$12.69	$12.56	$11.45	$11.17	$13.60
Net investment income (b)	0.61		1.28	1.29	1.13	1.03	1.16
Net realized and unrealized
gain (loss) on investments	0.14		0.69	0.17	1.06	0.33	(2.51)
Total from investment operations	0.75		1.97	1.46	2.19	1.36	(1.35)
Dividends from net investment
income to common shareholders	(0.30)		(1.25)	(1.34)	(1.08)	(1.08)	(1.08)
Dividends from realized gain
on investments to common shareholders	—		(0.05)	(0.01)	—	—	—
Increase from dividends reinvested	0.02		0.02	0.02	0.00 (c)	0.00 (c)	0.00 (c)
Total dividends	(0.28)		(1.28)	(1.33)	(1.08)	(1.08)	(1.08)
Net asset value: End of period/year	$13.85		$13.38	$12.69	$12.56	$11.45	$11.17
Per share market value:
End of period/year	$15.85		$15.28	$17.99	$15.28	$12.55	$9.63
Total investment return
Net asset value (d)	5.75%		17.07%	12.00%	19.81%	12.64%	(10.34%)
Market value (d)	5.66%		(7.11%)	27.92%	31.73%	39.89%	(30.44%)
Net assets (in millions):
End of period/year	$267.51		$257.38	$241.94	$237.58	$214.44	$208.14
Ratio of operating expenses
to average net assets	1.62	%(f)	1.66%	1.62%	1.60%	1.58%	1.49%
Ratio of interest expense
to average net assets	0.60	%(f)	0.63%	0.64%	0.70%	0.75%	0.67%
Ratio of income tax expense
to average net assets (e)	0.00	%(f)	0.88%	0.16%	0.27%	0.00%	0.00%
Ratio of total expenses
to average net assets	2.22	%(f)	3.17%	2.42%	2.57%	2.33%	2.16%
Ratio of net investment income
to average net assets	9.04	%(f)	9.78%	9.91%	9.46%	9.06%	9.01%
Portfolio turnover	15%		34%	21%	39%	23%	32%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$30
Asset coverage per $1,000
of indebtedness	$9,917	$9,579	$9,065	$8,919	$8,148	$7,938

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2013
(Unaudited)

Corporate Restricted Securities - 95.19%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 85.68%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$2,765,785	10/17/12	$2,714,632	$2,667,346
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	42,158
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	245,450	254,532
			2,987,355	2,964,036
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	323,077	782,421
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	391,209
			443,068	1,173,630
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	321,289

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	4,128 uts.	*	147,972	223,350
Limited Liability Company Unit Class B (B)	2,793 uts.	10/09/09	100,114	151,119
* 10/09/09 and 10/27/10.			248,086	374,469

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	367,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	—
Common Stock (B)	105,000 shs.	05/15/08	105,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	—
			1,564,893	367,500
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,200,000	08/01/12	1,084,082	1,167,119
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	278,149
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	53,794 shs.	08/01/12	101,870	—
			1,485,952	1,445,268

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	64 uts.	11/09/12	$—	$—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$2,723,077	12/07/12	2,684,764	2,593,951
Limited Liability Company Unit (B)	2,769 uts.	12/07/12	276,923	189,584
			2,961,687	2,783,535
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	796 shs.	12/27/07	393,754	1,509,813
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	99,599
			434,554	1,609,412
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,095,210	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	241,919
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	172,055
			1,317,886	1,554,291
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$2,337,496	*	2,322,221	2,337,496
Preferred Class A Unit (B)	3,223 uts.	**	322,300	456,692
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	334,650
Common Class B Unit (B)	30,420 uts.	01/22/04	1	—
Common Class D Unit (B)	6,980 uts.	09/12/06	1	—
* 01/22/04 and 06/09/08.			2,797,149	3,128,838
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$2,772,866	10/04/12	2,721,858	2,743,517
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	272,727	272,730
			2,994,585	3,016,247

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	$1,753,557	$1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	408,754
Common Stock (B)	1,366 shs.	04/28/09	1,366	151,867
			2,061,430	2,473,121
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,346,023	12/21/11	2,295,501	2,344,275
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	111,082
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	866,179
			3,045,501	3,321,536
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$2,610,671	05/21/13	2,559,050	2,534,477
Preferred Stock (B)	58 shs.	05/21/13	579,208	550,271
Common Stock (B)	58 shs.	05/21/13	64,356	61,141
			3,202,614	3,145,889
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$1,473,588	05/18/05	1,357,040	1,473,588
Preferred Stock (B)	63 shs.	10/16/09	62,756	130,638
Common Stock (B)	497 shs.	05/18/05	497,340	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	—
			2,029,264	1,604,226
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,826,634	04/20/12	2,777,472	2,883,167
Common Stock (B)	2,261 shs.	04/20/12	226,132	358,799
			3,003,604	3,241,966
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$714,893	10/12/12	701,900	696,699
13% Senior Subordinated Note due 2019	$720,069	10/12/12	670,536	694,955
Common Stock (B)	114,894 shs.	10/12/12	114,894	76,257
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	30,190
			1,532,816	1,498,101

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$2,535,724	10/17/12	$2,489,656	$2,454,866
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	82,014
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	422,300
			2,989,656	2,959,180
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,255,354	2,167,513
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	105,749
Common Stock (B)	1 sh.	06/30/06	286	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	37,165
			2,615,863	2,310,427
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$187,718	08/07/08	186,857	187,718
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	721,214	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	106,609
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	83,825
			1,039,016	1,129,024
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,247,181
* 12/30/97 and 05/29/99

CG Holdings Manufacturing Company
A coating provider in the fragmented North American market, serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$2,727,273	05/09/13	2,568,019	2,642,678
Preferred Stock (B)	2,455 shs.	05/09/13	245,454	233,182
Preferred Stock-OID (B)	965 shs.	05/09/13	96,496	91,671
Common Stock (B)	253 shs.	05/09/13	27,273	25,943
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	114 shs.	05/09/13	10,736	1
			2,947,978	2,993,475

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,218,377	01/19/11	$2,120,823	$2,239,391
14% Senior Subordinated Note due 2019	$572,915	08/03/12	562,590	565,085
Common Stock (B)	1,125 shs.	01/19/11	112,500	134,262
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	105,538
			2,883,663	3,044,276
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,230,574	03/26/12	1,195,452	1,225,999
Common Stock (B)	3,981 shs.	*	398,100	318,293
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	13,752
* 03/26/12, 05/25/12 and 06/19/12.			1,610,772	1,558,044

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	392,015

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,411,537
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	60,953
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	47,248
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,351,824
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	—
			1,627,594	2,871,562

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,551,381
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	640,340
Common Stock (B)	718 shs.	07/05/07	7	—
Limited Partnership Interest (B)	12.64% int.	*	189,586	—
* 08/12/04 and 01/14/05.			1,126,488	2,191,721

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	$137,166	$682,863

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,950,750	08/21/08	1,864,174	1,950,750
Common Stock (B)	255,000 shs.	08/21/08	255,000	153,840
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	82,090
			2,314,000	2,186,680

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	346,659
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	253,282
Common Stock (B)	72 shs.	10/27/09	72,238	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	—
			613,548	599,941
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$3,142,253	05/04/12	3,087,143	2,986,189
Preferred Stock (B)	61 shs.	05/04/12	605,841	616,766
Common Stock (B)	61 shs.	05/04/12	67,316	—
			3,760,300	3,602,955
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$135,000	11/01/06	134,870	134,144
13% Senior Subordinated Note due 2014	$855,000	11/01/06	830,280	842,233
Common Stock (B)	180,000 shs.	11/01/06	180,000	44,432
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	13,950
			1,223,310	1,034,759

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,476,648	01/08/08	2,456,606	2,476,648
Common Stock (B)	660 shs.	01/08/08	329,990	378,963
			2,786,596	2,855,611

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	$2,580,530	$2,806,167
Common Stock (B)	150 shs.	02/01/10	150,000	156,665
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	373,543
			3,051,830	3,336,375
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,801,706	03/01/12	2,754,086	2,796,289
Common Stock (B)	122 shs.	03/01/12	272,727	313,555
			3,026,813	3,109,844
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,739,068	09/27/10	2,705,220	2,766,458
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	563,901
Limited Liability Company Unit (B)	512 uts.	09/27/10	51,220	64,651
			2,931,475	3,395,010

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
13.25% Senior Subordinated Note due 2018	$2,610,510	05/02/13	2,585,072	2,617,896
14.25% Senior Subordinated Note due 2018	$680,341	02/29/12	680,532	693,948
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	872,621
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	109,400
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	96,168
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	139,378
			3,895,885	4,529,411

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$1,146,937	04/13/06	908,339	1,089,590
14% Senior Subordinated Note due 2014 (D)	$756,489	04/13/06	509,089	—
			1,417,428	1,089,590

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,856,173	3,030,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	1,636,605
			2,997,048	4,666,605

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
14% Senior Subordinated Note due 2019	$2,829,249	10/05/12	$2,776,602	$2,747,916
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,841	—
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	178,191
			2,960,652	2,926,107
gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$2,730,570	03/27/13	2,677,776	2,675,865
Common Stock (B)	2,835 shs.	03/27/13	283,465	244,705
			2,961,241	2,920,570
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	—
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	—
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	—
			2,330,066	—

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	—
Preferred Stock (B)	40 shs.	*	40,476	—
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	—
Common Stock (B)	340 shs.	02/10/06	340,000	—
Common Stock Class C (B)	560 shs.	10/15/09	—	—
Warrant, exercisable until 2013, to purchase				—
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875
* 09/18/07 and 06/27/08.			2,546,276	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,300,719	1,426,153
Common Stock (B)	115 shs.	11/14/11	115,385	257,031
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	184,014
			1,492,892	1,867,198

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,151,183	03/09/12	$2,114,541	$2,050,806
Common Stock (B)	1,552 shs.	03/09/12	155,172	49,524
			2,269,713	2,100,330
Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$1,687,500	04/15/13	1,579,471	1,637,312
Limited Liability Company Unit (B)	563 uts.	04/15/13	562,500	534,375
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	89,224 shs.	04/15/13	77,625	892
			2,219,596	2,172,579
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	159,093
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	505,883
* 06/30/04 and 08/19/04.			262,243	664,976

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,075,581	08/19/08	1,993,040	2,002,267
Common Stock (B)	474 shs.	08/19/08	474,419	100,676
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	26,021
			2,581,232	2,128,964
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,768,999	09/27/12	2,718,107	2,661,217
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	287,446
Common Stock (B)	2,185 shs.	09/27/12	2,185	8,156
				2,956,819

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	279 shs.	10/27/11	$278,561	$380,243

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	469,927

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	2,335,431	—
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	—
			2,522,115	—
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,223,441	2,525,000
Preferred Stock A (B)	495 shs.	12/20/10	495,000	396,913
Preferred Stock B (B)	0.17 shs.	12/20/10	—	134
Common Stock (B)	100 shs.	12/20/10	5,000	—
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	—
			3,040,372	2,922,047
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$2,510,292	12/05/12	2,463,140	2,449,561
Limited Liability Company Unit (B)	521,739 uts.	12/05/12	521,739	453,010
			2,984,879	2,902,571
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$3,411,263	12/23/11	3,332,965	3,328,534
Preferred Stock Series A (B)	305 shs.	12/23/11	119,662	339,544
Preferred Stock Series B (B)	86 shs.	12/23/11	—	96,103
Common Stock (B)	391 shs.	12/23/11	19,565	112,222
			3,472,192	3,876,403

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,582,290	*	$4,291,930	$4,582,289
Common Stock (B)	134,210 shs.	05/25/06	134,210	73,698
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	45,224
* 05/25/06 and 04/12/11.			4,497,674	4,701,211

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	698,478 shs.	12/10/10	698,478	739,725

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	79,182
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	17,144
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	—	22,783
			619,413	302,519
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$3,512,926	08/15/11	3,456,645	3,559,594
Common Stock (B)	315 shs.	08/15/11	315,057	397,750
			3,771,702	3,957,344
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	76,521
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	82,647
			126,285	159,168
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	496,357
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	69,485
* 05/04/07 and 01/02/08.			357,495	565,842

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	$1,146,639	$1,259,914
15% Senior Subordinated Note due 2018	$328,947	10/05/10	324,239	310,280
Common Stock (B)	106 shs.	10/05/10	106,200	118,176
Common Stock Class B (B)	353 shs.	01/15/10	352,941	392,741
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	347,574
			2,213,757	2,428,685
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,343,646	09/20/11	1,322,018	1,350,310
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	145,662
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	—	14,639
			1,502,018	1,510,611
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,143,309	3,386,011
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,332,776
Common Stock (B)	487 shs.	03/01/11	48,677	155,875
Common Stock (B)	458 shs.	09/07/10	45,845	146,592
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	99,222
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	370,642
* 09/07/10 and 03/01/11.			3,801,068	5,491,118

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	126 uts.	08/29/08	125,519	161,494
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	82,769
Common Unit Class B (B)	472 uts.	08/29/08	120,064	30,797
			246,851	275,060
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	103,255	162,239
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	494,503
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	26,731
			525,506	683,473

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	$1,252,665	$1,289,382
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	372,523
			1,720,498	1,661,905

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$1,705,152	*	1,635,166	426,288
Preferred Stock Series A (B)	980 shs.	10/10/12	942,054	—
Common Stock (B)	450 shs.	*	450,000	—
Common Stock Series B (B)	1,128 shs.	10/10/12	11	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	—
* 08/12/05 and 09/11/06.			3,190,205	426,288

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$2,931,435	11/02/12	2,876,949	2,796,692
Common Stock (B)	107 shs.	11/02/12	107,143	67,549
			2,984,092	2,864,241
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	—
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	—
			3,593,329	—
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,846,135	11/30/10	2,808,174	2,800,789
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	—	211,103
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	—	19,143
			2,808,174	3,031,035
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	809 shs.	12/20/12	578,174	408,069

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	$1,913,724	$1,904,736
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	293,799
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	—
* 12/18/08 and 09/30/09.			3,335,407	2,198,535

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	320,763

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$1,464,083	11/05/10	1,369,342	1,478,724
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	62,734
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	127,099
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	—	485,602
			1,525,858	2,154,159
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,495,719	2,760,828
Limited Partnership Interest (B)	3,287 uts.	*	328,679	98,035
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	146,754
* 07/09/09 and 08/09/10.			3,316,414	3,005,617

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,480,409	2,675,845
Common Stock (B)	377 shs.	*	377,399	350,582
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	163,735
* 02/02/11 and 06/30/11.			3,016,769	3,190,162

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,251,043	$1,270,665
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	60,600
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	34,075
Common Stock (B)	1,032 shs.	06/04/10	1,032	—
			1,511,513	1,365,340
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,404,393
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	237,111
			742,916	1,641,504
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,084,073	12/21/10	3,052,827	3,114,914
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	616,703
Common Stock (B)	54 shs.	12/21/10	25,500	2,414
			3,419,045	3,734,031
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,891,637	12/20/10	2,851,630	2,848,104
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	271,228
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	271,228
			3,173,059	3,390,560
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$79,688	12/18/12	—	79,688

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$1,593,750	12/19/00	1,591,035	1,593,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	242,914
			1,856,660	1,836,664

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	$111,508	$—
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	—
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$2,687,877	11/29/12	2,626,832	2,612,512
Limited Liability Company Unit (B)	375,000 uts.	11/29/12	375,000	321,190
			3,001,832	2,933,702
Posde Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,677,429	06/03/10	1,673,116	1,677,429
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	187,622
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	19,384
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,165,139
			2,308,402	3,049,574
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	322,849

Quails Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	391,650
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	417,694
			731,885	809,344
R A J Manufacturing Holdings LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$1,570,531	12/15/06	1,532,479	1,334,952
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	33,653
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	15,870
			1,946,772	1,384,475

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,447,640	*	$3,393,705	$3,437,727
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	506,293
* 10/21/11 and 08/03/12.			3,800,137	3,944,020

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	1,309,933	1,380,952
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	115,140
Common Stock (B)	1,108 shs.	02/09/12	11	108,181
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	50,892
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	20,508
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	—	54,245
			1,486,123	1,729,918
Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$1,425,741	12/11/12	1,399,522	1,386,150
Preferred Stock (B)	93,749 shs.	12/11/12	93,749	85,343
Common Stock (B)	94 shs.	12/11/12	9	—
			1,493,280	1,471,493
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$2,531,250	*	2,497,608	2,568,142
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	276,284
Common Stock (B)	2,949 shs.	03/30/12	29,492	707
* 03/30/12 and 05/16/13.			2,778,858	2,845,133

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	546,470

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$1,812,211	03/15/13	$1,710,198	$1,767,631
Common Stock (B)	181 shs.	03/15/13	181,221	152,994
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	62,499
			1,959,377	1,983,124
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	883,327
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	127,437	223,776
* 08/31/07 and 03/06/08.			620,933	1,107,103

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$2,675,574	11/12/10	2,559,889	2,702,330
Preferred Stock A (B)	3,395 shs.	11/12/10	301,503	443,685
Preferred Stock B (B)	1,575 shs.	11/12/10	—	205,887
Common Stock (B)	19,737 shs.	11/12/10	19,737	169,116
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	46,427
			2,886,547	3,567,445
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	2,727 shs.	12/01/11	272,727	258,971

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$2,267,934	12/15/09	2,038,827	2,134,777
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	83,971
			2,265,936	2,218,748
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30 shs.	10/23/08	300,000	346,843
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11 shs.	10/23/08	100,650	131,800
			400,650	478,643

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$2,730,743	12/19/12	$2,608,654	$2,685,720
Common Stock (B)	284 shs.	12/19/12	283,688	254,163
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	83 shs.	12/19/12	76,435	74,639
			2,968,777	3,014,522
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,877,446	07/01/11	2,831,111	1,438,723
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	—
			3,059,248	1,438,723
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,037,925	12/14/10	2,909,758	2,975,048
14% Senior Subordinated PIK Note due 2017	$253,453	08/17/12	244,121	248,207
Common Stock (B)	115 shs.	12/14/10	114,504	48,159
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	47,003
			3,380,130	3,318,417
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$3,306,694	09/02/08	3,180,790	3,306,694
Preferred Stock Series D (B)	485 shs.	02/27/13	48,503	35,243
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	—
			3,354,509	3,341,937

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	$1,127,650	$—
9.7% Term Note due 2013 (C)	$1,167,796	06/10/13	1,167,796	992,626
9.75% Term Note due 2013 (C)	$2,756	06/28/13	2,756	2,342
Common Stock Class B	55 shs.	*	35,237	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	502,965	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	—
* 04/28/06 and 09/13/06.			2,895,445	994,968
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	2,147,354	2,366,572
Series B Preferred Stock (B)	182 shs.	03/31/10	—	198,852
Common Stock (B)	515 shs.	03/31/10	414,051	—
			2,561,405	2,565,424
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,699,675	1,682,501
Common Stock (B)	209 shs.	10/31/07	208,589	12,952
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	5,848
			1,995,871	1,701,301
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$1,084,800	02/05/98	1,084,261	1,084,800
Common Stock (B)	630 shs.	02/04/98	630,000	597,870
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	421,356
			2,083,093	2,104,026

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	$2,251,237	$2,305,395
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	301,225
Common Stock (B)	742 shs.	*	800,860	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			3,453,163	2,606,620

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	11,775 uts.	02/28/11	218,750	417,775
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	58,504
			286,809	476,279
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	182,200	283,829
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	358,946
			393,936	642,775
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,814,852

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	725,365	726,297
13% Senior Subordinated Note due 2014	$648,530	05/17/07	635,025	648,530
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	144,013
Common Stock (B)	123,529 shs.	05/17/07	123,529	190,942
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	54,110
			1,611,493	1,763,892

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	$348,058	$—
Class C Unit (B)	850,000 uts.	10/29/09	780,572	926,317
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	—
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	—
* 07/19/04 and 10/29/09.			1,744,787	926,317

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,916,412	1,549,125
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	—
Common Stock (B)	1,058 shs.	06/08/10	1,058	—
			211,982	—
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,229,978	2,402,568
Common Stock (B)	616 shs.	12/16/10	616,438	371,890
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	99,928
			2,994,419	2,874,386
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	—
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	—
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	—
			1,335,347	—
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,657,794	11/03/11	2,614,577	2,660,727
Common Stock (B)	4,500 shs.	11/03/11	450,000	484,833
			3,064,577	3,145,560

Total Private Placement Investments (E)			$239,754,703	$229,200,275

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount		Cost	Market Value

Rule 144A Securities - 9.51%:

Bonds - 9.46%
AAR Corporation	7.250%	01/15/22	$		$1,073,603	$1,072,500
Calpine Corporation	7.500	02/15/21		675,000	691,988	720,563
CHC Helicopter SA	9.375	06/01/21		1,500,000	1,500,000	1,485,000
Clarie’s Stores, Inc.	7.750	06/01/20		725,000	725,000	701,438
Clearwater Paper Corporation	4.500	02/01/23		750,000	742,646	712,500
Cooper-Standard Automotive	7.375	04/01/18		1,000,000	1,007,400	992,500
Cornerstone Chemical Company	9.375	03/15/18		750,000	769,777	787,500
Energy Future Holdings	10.000	12/01/20		400,000	403,705	437,000
First Data Corporation	11.750	08/15/21		1,000,000	1,000,000	900,000
FMG Resources	7.000	11/01/15		750,000	767,736	757,500
FMG Resources	6.875	04/01/22		1,000,000	962,329	970,000
Hilcorp Energy Company	7.625	04/15/21		725,000	696,575	768,500
Hovnanian Enterprises, Inc.	7.250	10/15/20		1,000,000	1,000,000	1,077,500
International Automotive Component	9.125	06/01/18		1,000,000	952,867	1,000,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23		1,315,000	1,358,198	1,318,288
Lear Corporation	4.750	01/15/23		750,000	735,289	712,500
Lennar Corporation	4.750	11/15/22		750,000	738,876	712,500
Magnum Hunter Resources Corporation	9.750	05/15/20		1,500,000	1,574,163	1,522,500
Meritor, Inc.	7.875	03/01/26		669,000	663,403	813,253
Midstates Petro Inc./LLC	9.250	06/01/21		1,000,000	1,000,000	940,000
Milacron Financial	7.750	02/15/21		500,000	500,000	498,750
Neustar, Inc.	4.500	01/15/23		750,000	726,083	708,750
Nielsen Finance LLC	4.500	10/01/20		1,000,000	1,000,000	960,000
NXP BV/NXP Funding LLC	3.750	06/01/18		1,500,000	1,500,000	1,470,000
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18		500,000	500,000	490,000
Tronox Finance LLC	6.375	08/15/20		750,000	731,745	706,875
Univision Communications, Inc.	5.125	05/15/23		325,000	325,000	307,125
Valeant Pharmaceuticals International	6.750	10/01/17		70,000	69,749	72,450
Valeant Pharmaceuticals International	7.000	10/01/20		880,000	881,620	897,600
Welltec A/S	8.000	02/01/19		750,000	736,970	780,000
Total Bonds					25,334,722	25,293,092

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

	Interest	Due			Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value
Convertible Preferred Stock - 0.00%
ETEX Corporation (B)		—	777	$—	$—
Total Convertible Preferred Stock				—	—
Preferred Stock - 0.05%
Ally Financial			143	45,009	135,917
TherOX, Inc. (B)			103	—	—
Total Preferred Stock				45,009	135,917
Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	—	—
Total Common Stock				—	—

Total Rule 144A Securities				25,379,731	25,429,009

Total Corporate Restricted Securities				$265,134,434	$254,629,284

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Public Securities -10.93%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Accuride Corp	0.095%	08/01/18	$1,500,000	$1,537,415	$1,526,250
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,527,110	1,567,215
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,422	1,556,250
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	124,875
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	262,500
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	862,500
B E Aerospace, Inc.	6.875	10/01/20	850,000	868,300	918,000
Calumet Specialty Products Partners L.P.	9.375	05/01/19	1,500,000	1,509,598	1,605,000
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	765,576	795,938
Chemtura Corporation	7.875	09/01/18	500,000	524,700	541,250
Commercial Metals Company	4.875	05/15/23	1,500,000	1,503,121	1,380,000
Cooper-Standard Automotive	8.500	05/01/18	750,000	790,772	795,000
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,854	238,500
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	109,250
EP Energy/EP Finance Inc.	9.375	05/01/20	1,000,000	1,015,796	1,130,000
Fidelity National Information	7.875	07/15/20	125,000	125,000	137,807
Halcón Resources Corporation	9.750	07/15/20	1,000,000	1,053,776	997,500
Headwaters, Inc.	7.625	04/01/19	850,000	850,193	888,250
Health Management Association	6.125	04/15/16	750,000	766,429	806,250
Huntington Ingalls Industries	7.125	03/15/21	750,000	777,094	806,250
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	955,000
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,035,000
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	82,125
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,291	187,250
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,800
NRG Energy, Inc.	8.500	06/15/19	750,000	771,003	801,563
Nuveen Investments	5.500	09/15/15	1,500,000	1,405,960	1,462,500
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,526,167	1,560,000
Perry Ellis International, Inc.	7.875	04/01/19	750,000	743,385	789,375
Precision Drilling Corporation	6.625	11/15/20	750,000	771,314	761,250
Quebecor Media, Inc.	7.750	03/15/16	570,000	552,769	579,263
Quiksilver, Inc.	6.875	04/15/15	315,000	305,042	308,700
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,787	136,875
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	177,175	176,400
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	790,118	808,125

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

			Shares or
	Interest	Due	Principle		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value
Tomkins, Inc.	9.250%	10/01/18	107,000	$107,000	$116,630
Unit Corporation	6.625	05/15/21	1,000,000	988,497	1,020,000
Venoco, Inc.	8.875	02/15/19	500,000	508,137	487,500
Visteon Corporation	6.750	04/15/19	180,000	180,000	189,450
Total Bonds				27,827,801	28,545,391

Common Stock - 0.26%
Chase Packaging Corporation (B)			9,541	—	286
Intrepid Potash, Inc. (B)			365	11,680	6,953
Nortek, Inc. (B)			175	1	11,267
Rue21, Inc. (B)			650	12,350	27,040
Supreme Industries, Inc. (B)			131,371	267,319	656,855
Total Common Stock				291,350	702,401

Total Corporate Public Securities				$28,119,151	$29,247,792

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 1.31%
Ryder System Inc.	0.219%	07/01/13	$$3,500,000	$3,500,000	$3,500,000
Total Short-Term Securities				$3,500,000	$3,500,000

Total Investments	107.43%			$296,753,585	$287,377,076
Other Assets	4.69				12,556,932
Liabilities	(12.12)				(32,424,884)
Total Net Assets	100.00%				$267,509,124

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of June 30, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of June 30, 2013, the value of these securities amounted to $229,200,275 or 85.68% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^ Effective yield at purchase
PIK Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 3.54%		BROADCASTING & ENTERTAINMENT - 0.07%
A E Company, Inc.	$1,173,630	HOP Entertainment LLC	$—
AAR Corporation	1,072,500	Nexstar Broadcasting Group, Inc.	187,250
B E Aerospace, Inc.	918,000	Sundance Investco LLC	—
Merex Holding Corporation	1,661,905	Workplace Media Holding Company	—
Visioneering, Inc.	1,763,892		187,250
Whitcraft Holdings, Inc.	2,874,386
	9,464,313	BUILDINGS & REAL ESTATE - 2.27%
AUTOMOBILE - 9.16%		ACP Cascade Holdings LLC	—
Accuride Corp	1,526,250	Hovnanian Enterprises, Inc.	1,077,500
Audatex North America, Inc.	262,500	Lennar Corporation	712,500
Avis Budget Car Rental	862,500	Safway Group Holding LLC/Finance Corporation	490,000
CG Holdings Manufacturing Company	2,993,475	Sunrise Windows Holding Company	3,318,417
Cooper-Standard Automotive	1,787,500	TruStile Doors, Inc.	476,279
DPL Holding Corporation	3,602,955		6,074,696
Ideal Tridon Holdings, Inc.	380,243	CHEMICAL, PLASTICS & RUBBER - 2.41%
International Automotive Component	1,000,000	Capital Specialty Plastics, Inc.	1,247,181
J A C Holding Enterprises, Inc.	2,922,047	Cornerstone Chemical Company	787,500
Jason Partners Holdings LLC	48,185	Nicoat Acquisitions LLC	2,154,159
K & N Parent, Inc.	3,876,403	Omnova Solutions, Inc.	1,560,000
Lear Corporation	712,500	Tronox Finance LLC	706,875
Meritor, Inc.	1,768,253		6,455,715
Ontario Drive & Gear Ltd.	1,641,504	CONSUMER PRODUCTS - 10.30%
Qualis Automotive LLC	809,344	AMS Holding LLC	3,016,247
Tomkins, Inc.	116,630	Baby Jogger Holdings LLC	3,241,966
Visteon Corporation	189,450	Bravo Sports Holding Corporation	2,310,427
	24,499,739	Clearwater Paper Corporation	712,500
BEVERAGE, DRUG & FOOD - 7.88%		Custom Engineered Wheels, Inc.	599,941
1492 Acquisition LLC	2,964,036	gloProfessional Holdings, Inc.	2,920,570
Eatem Holding Company	3,336,375	Handi Quilter Holding Company	1,867,198
F F C Holding Corporation	3,395,010	K N B Holdings Corporation	4,701,211
Golden County Foods Holding, Inc.	—	Manhattan Beachwear Holding Company	2,428,685
Hospitality Mints Holding Company	2,128,964	NXP BV/NXP Funding LLC	1,470,000
JMH Investors LLC	2,902,571	Perry Ellis International, Inc.	789,375
Michael Foods, Inc.	82,125	R A J Manufacturing Holdings LLC	1,384,475
Snacks Parent Corporation	3,567,445	Tranzonic Companies (The)	2,104,026
Spartan Foods Holding Company	2,218,748		27,546,621
Specialty Commodities, Inc.	478,643
	21,073,917

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 4.65%		DIVERSIFIED/CONGLOMERATE, SERVICE - 8.21%
Chase Packaging Corporation	$286	A S C Group, Inc.	$374,469
Flutes, Inc.	1,089,590	A W X Holdings Corporation	367,500
P K C Holding Corporation	3,734,031	Advanced Technologies Holdings	1,609,412
P P T Holdings LLC	3,390,560	Apex Analytix Holding Corporation	2,473,121
Paradigm Packaging, Inc.	1,836,664	Church Services Holding Company	1,558,044
Rose City Holding Company	1,471,493	Clough, Harbour and Associates	392,015
Vitex Packaging Group, Inc.	926,317	Crane Rental Corporation	2,186,680
	12,448,941	ELT Holding Company	3,109,844
DISTRIBUTION - 6.92%		HVAC Holdings, Inc.	2,956,819
ARI Holding Corporation	3,145,889	Insurance Claims Management, Inc.	469,927
Blue Wave Products, Inc.	1,498,101	Mail Communications Group, Inc.	565,842
BP SCI LLC	2,959,180	Nexeo Solutions LLC	39,800
Duncan Systems, Inc.	1,034,759	Northwest Mailing Services, Inc.	3,005,617
RM Holding Company	1,729,918	Pearlman Enterprises, Inc.	—
Signature Systems Holdings Company	1,983,124	Safety Infrastructure Solutions	2,845,133
Stag Parkway Holding Company	3,014,522		21,954,223
WP Supply Holding Corporation	3,145,560	ELECTRONICS - 1.07%
	18,511,053	Connecticut Electric, Inc.	2,871,562

DIVERSIFIED/CONGLOMERATE,		FINANCIAL SERVICES - 4.09%
MANUFACTURING - 11.19%		Ally Financial, Inc.	1,703,132
A H C Holding Company, Inc.	321,289	Alta Mesa Financial Services	1,556,250
Advanced Manufacturing Enterprises LLC	2,783,535	LBC Tank Terminals Holding Netherlands B.V.	1,318,288
Arrow Tru-Line Holdings, Inc.	1,604,226	Nielsen Finance LLC	960,000
C D N T, Inc.	1,129,024	Nuveen Investments	1,462,500
F G I Equity LLC	4,529,411	REVSpring, Inc.	3,944,020
G C Holdings	4,666,605		10,944,190
Hi-Rel Group LLC	2,172,579
K P H I Holdings, Inc.	739,725
K P I Holdings, Inc.	302,519
LPC Holding Company	3,957,344
MEGTEC Holdings, Inc.	683,473
Nortek, Inc.	11,267
O E C Holding Corporation	1,365,340
Postle Aluminum Company LLC	3,049,574
Truck Bodies & Equipment International	2,606,620
	29,922,531

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 6.64%		MACHINERY - 5.92%
American Hospice Management Holding LLC $	3,128,838	ABC Industries, Inc.	$1,445,268
CHG Alternative Education Holding Company	3,044,276	Arch Global Precision LLC	3,321,536
GD Dental Services LLC	2,926,107	E S P Holdco, Inc.	2,855,611
Healthcare Direct Holding Company	2,100,330	M V I Holding, Inc.	159,168
Marshall Physicians Services LLC	1,510,611	Milacron Financial	498,750
SouthernCare Holdings, Inc.	258,971	Motion Controls Holdings	3,031,035
Strata/WLA Holding Corporation	1,438,723	NetShape Technologies, Inc.	2,198,535
Synteract Holdings Corporation	3,341,937	Pacific Consolidated Holdings LLC	79,688
Touchstone Health Partnership	—	Supreme Industries, Inc.	656,855
Wheaton Holding Corporation	—	Thermadyne Holdings Corporation	808,125
	17,749,793	Welltec A/S	780,000
HOME & OFFICE FURNISHINGS, HOUSEWARES			15,834,571
& DURABLE CONSUMER PRODUCTS - 3.37%		MEDICAL DEVICES/BIOTECH - 2.45%
Connor Sport Court International, Inc.	2,191,721	Chemtura Corporation	541,250
H M Holding Company	—	ETEX Corporation	—
Home Décor Holding Company	664,976	Halcón Resources Corporation	997,500
Monessen Holding Corporation	—	Health Management Association	806,250
Quiksilver, Inc.	308,700	MedSystems Holdings LLC	275,060
Spectrum Brands, Inc.	136,875	MicroGroup, Inc.	426,288
Transpac Holding Company	1,701,301	NT Holding Company	3,190,162
U-Line Corporation	642,775	Precision Wire Holding Company	322,849
U M A Enterprises, Inc.	1,814,852	TherOX, Inc.	—
Wellborn Forest Holding Company	1,549,125		6,559,359
	9,010,325	MINING, STEEL, IRON & NON-PRECIOUS
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.50%		METALS - 1.16%
MGM Resorts International	1,035,000	Commercial Metals Company	1,380,000
Univision Communications, Inc.	307,125	FMG Resources	1,727,500
	1,342,125		3,107,500
		NATURAL RESOURCES - 0.38%
		Arch Coal, Inc.	124,875
		Headwaters, Inc.	888,250
		Intrepid Potash, Inc.	6,953
			1,020,078

Babson Capital Corporate Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 6.33%		TRANSPORTATION - 3.39%
Calumet Specialty Products Partners L.P.	$1,605,000	CHC Helicopter SA	1,485,000
Energy Transfer Equity LP	109,250	Huntington Ingalls Industries	806,250
EP Energy/EP Finance Inc.	1,130,000	MNX Holding Company	2,864,241
Hilcorp Energy Company	768,500	NABCO, Inc.	408,069
International Offshore Services LLC	—	Ryder System Inc.	3,500,000
Magnum Hunter Resources Corporation	1,522,500		9,063,560
MBWS Ultimate Holdco, Inc.	5,491,118	UTILITIES - 0.82%
Midstates Petro Inc./LLC	940,000	Calpine Corporation	720,563
Petroplex Inv Holdings LLC	2,933,702	Crosstex Energy L.P.	238,500
Precision Drilling Corporation	761,250	Energy Future Holdings	437,000
Suburban Propane Partners, L.P.	176,400	NRG Energy, Inc.	801,563
Unit Corporation	1,020,000		2,197,626
Venoco, Inc.	487,500	WASTE MANAGEMENT/POLLUTION - 1.33%
	16,945,220	Terra Renewal LLC	994,968
PHARMACEUTICALS - 0.62%		Torrent Group Holdings, Inc.	2,565,424
CorePharma LLC	682,863		3,560,392
Valeant Pharmaceuticals International	970,050
	1,652,913
PUBLISHING/PRINTING - 0.34%		Total Investments - 107.43%	$287,377,076
Newark Group, Inc.	320,763
Quebecor Media, Inc.	579,263
	900,026
RETAIL STORES - 0.27%
Clarie’s Stores, Inc.	701,438
Rue21, Inc.	27,040
	728,478
TECHNOLOGY - 1.01%
Fidelity National Information	137,807
First Data Corporation	900,000
Sencore Holding Company	546,470
Smart Source Holdings LLC	1,107,103
	2,691,380
TELECOMMUNICATIONS - 1.14%
All Current Holding Company	1,554,291
CCO Holdings Capital Corporation	795,938
Neustar, Inc.	708,750
	3,058,979

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.   History

Babson Capital Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations. Such direct placement securities may, in some cases, be accompanied by equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“CI Subsidiary Trust”) for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), which updates the criteria used in defining an investment company under U.S. GAAP and also sets forth certain measurement and disclosure requirements.
The amendments in ASU 2013-08 are effective for fiscal periods (including interim periods) beginning after December 15, 2013. While management is still assessing the impact of this update on disclosures, the impact of this update is not expected to be material to the financial statements.

A. Fair Value Measurements:

Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for applying those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $229,200,275 (85.68% of net assets) as of June 30, 2013 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At June 30, 2013, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Babson Capital Corporate Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also includes an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple. A discount for lack of marketability is applied to the end result.

Both the company’s EBITDA and valuation multiple as well as the discount are considered significant unobservable inputs.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of June 30, 2013.

	Valuation	Unobservable		Weighted
Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes’ fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.
	Technique	Inputs	Range	Average

Corporate	Discounted	Discount	6.1% to	13.3%
Bonds	Cash Flows	Rate	17.6%

Equity	Market	Valuation	3.4x to	6.8x
Securities	Approach	Multiple	10.2x

		Discount	0% to	5.5%
		for lack of	24%
		marketability

		EBITDA	$0.8 million	$20.0
			to $117.1	million
			million

Fair Value Hierarchy
The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$200,304,351	$—	$25,293,092	$175,011,259
Common Stock - U.S.	22,098,888	—	—	22,098,888
Preferred Stock	14,474,653	—	135,917	14,338,736
Partnerships and LLCs	17,751,392	—	—	17,751,392
Public Securities
Corporate Bonds	28,545,391	—	28,545,391	—
Common Stock - U.S.	702,401	702,401	—	—
Short-term Securities	3,500,000	—	3,500,000	—

Total	$287,377,076	$702,401	$57,474,400	$229,200,275

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2012	earnings	Purchases	Sales	Prepayments	out of Level 3	6/30/2013
Restricted Securities
Corporate Bonds	$191,789,043	$(2,688,113)	$19,563,183	$(6,562,103)	$(27,090,751)	$—	$175,011,259
Common Stock - U.S.	18,594,948	3,196,718	675,300	(368,078)	—	—	22,098,888
Preferred Stock	12,415,845	1,375,950	546,941	—	—	—	14,338,736
Partnerships and LLCs	15,933,742	1,106,100	711,550	—	—	—	17,751,392
Public Securities						—
Common Stock	—	2	—	(2)	—	—	—
	$238,733,578	$2,990,657	$21,496,974	$(6,930,183)	$—	$—	$229,200,275

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations for Level 3 assets:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assetsfrom assets still held

Interest (Amortization)	$650,121	—

Net realized gain on
investments before taxes	$1,502,107	—

Net change in unrealized
depreciation of investments
before taxes.	$838,429	2,286,475

Babson Capital Corporate Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

B. Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:

The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of June 30, 2013, the CI Subsidiary Trust has incurred income tax expense of $3,162.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of June 30, 2013, the CI Subsidiary Trust has a deferred tax liability of $1,018,282.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended June 30, 2013.

E. Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Services Contract

A. Services:

Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

C.  Basis for Board Renewal of Contract:

At a meeting of the Trustees held on April 19, 2013, the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust or Babson Capital) unanimously approved a one-year continuance of the Contract.

Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Trustees’ legal responsibilities in connection with their review and re-approval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding other matters including: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital and its personnel; the Trust’s investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangements between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and “fallout” benefits to Babson Capital resulting from the Contract.

Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of its recommendation that the Trustees approve the continuance of the Contract. These considerations are summarized below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital under the Contract; (ii) Babson Capital’s ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital’s staff; (iv) the strength of Babson Capital’s financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Trustees concluded that, overall, they are satisfied with the nature, extent and quality of services provided by Babson Capital, and expected to be provided in the future, under the renewed Contract.

INVESTMENT PERFORMANCE

The Trustees also examined the Trust’s short-term, intermediate-term, and long-term performance as compared against various benchmark indices presented at the meeting, which showed that the Trust had outperformed such indices for the 1-, 3-, 5- and 10-year periods. In addition, the Trustees considered comparisons of the Trust’s performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans; (ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each quarter, the Trustees concluded that the Trust’s absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/ MANAGER’S “FALL-OUT” BENEFITS

In connection with the Trustees’ consideration of the advisory fee paid by the Trust to Babson Capital under the Contract, Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than Babson Capital Participation Investors, which also is advised by Babson Capital. Under the terms of its Investment Advisory and Administrative Services Contract, Babson Capital Participation Investors is charged a quarterly investment advisory fee of 0.225% of net asset value as of the end of each quarter, which is approximately equal to 0.90% annually. In considering the fee rate provided in the Contract, the Trustees noted the advisory fee charged by Babson Capital to Tower Square Capital Partners, L.P. and Tower Square Capital Partners II and III, L.P., each a private mezzanine fund also managed by Babson Capital, and that the fee Babson Capital Participation Investors charged compares favorably.

At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital’s advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates derived from its relationship with the Trust, including

Babson Capital Corporate Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust’s portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital’s historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee structure under the Contract is reasonable.

ECONOMIES OF SCALE

The Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds and noted that the minimum starting point for fee reductions in those funds was at least $200 million, close to the value of the Trust’s current net assets. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust’s current size and closed-end fund structure.
		5.	Purchases and Sales of Investments

				For the six months ended 06/30/2013
				Cost of Investments Acquired	Proceeds from Sales or Maturities

			Corporate restricted securities	$38,941,869	$28,420,983
			Corporate public securities	3,005,025	17,829,852

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of June 30, 2013. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of June 30, 2013 is $9,376,509 and consists of $28,757,166 appreciation and $38,133,675 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $1,018,282 on net unrealized gains on the CI Subsidiary Trust.

4.	Senior Indebtedness	6.	Quarterly Results of Investment Operations (Unaudited)

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2013, the Trust incurred total interest expense on the Note of $792,000.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.
				March 31, 2013
				Amount	Per Share
			Investment income	$7,412,097
			Net investment income	5,954,292	$0.31
			Net realized and unrealized
			gain on investments (net of taxes)	4,692,928	0.24

				June 30, 2013
				Amount	Per Share
			Investment income	$7,355,816
			Net investment income	5,900,864	$0.31
			Net realized and unrealized
			gain on investments (net of taxes)	(1,903,314)	(0.10)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

7.	Results of Shareholder Meeting

At the Annual Meeting of Shareholders, which was held on April 19, 2013, shareholders voted on the items set forth below. Shareholders approved all nominees for the Board of Trustees and the proposal to make the Trust’s investment objective non-fundamental.

Item 1: To elect the following individuals to serve on the Board of Trustees:

	Name	For	Withheld

	Robert E. Joyal	12,933,349	475,457
	Edward P. Grace III	13,022,074	386,732
	Susan B. Sweeney	13,025,114	383,692

	Item 2: To make the Trust’s fundamental investment objective non-fundamental.

		For	Against

		9,521,970	667,409

Babson Capital Corporate Investors
Members of the Board of
Trustees

William J. Barrett

Michael H. Brown*

Edward P. Grace III

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney*

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President &
Chief Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Babson Capital Corporate Investors (the “Trust”) offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by fiilling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Transfer Agent for Babson Capital Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of this report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.  There have been no changes in any of the Portfolio Managers identified in the Registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

None.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

Attached hereto as EX-99.31.1
Attached hereto as EX-99.31.2

(a)(3)
ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(b)	CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

Attached hereto as EX-99.32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Corporate Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 6, 2013

By:	/s/ James M. Roy
James M. Roy, Vice President and Chief Financial Officer

Date:	September 6, 2013